Subsequent Events (Details) - USD ($)	Jul. 06, 2020	Feb. 10, 2020
Subsequent Events (Textual)
ADSs exercise prices		$ 1.875
Subsequent Event [Member]
Subsequent Events (Textual)
Ordinary shares issued	30
ADSs Purchase price per share	$ 2.00
Gross proceeds
Unregistered warrants issued to purchase ordinary shares	852,750
Ordinary shares, par value	$ 2.50
ADSs exercise prices	$ 2.50
Warrant to purchase common shares	127,913
Percentage of offering	7.00%
Subsequent Event [Member] | American Depository Shares [Member]
Subsequent Events (Textual)
Aggregate shares sold	1,705,000